CONSOLIDATED STATEMENTS OF CASH FLOWS In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)		Mar. 31, 2012 INR		Mar. 31, 2011 INR		Mar. 31, 2010 INR
Cash flows from operating activities:
Net income before noncontrolling interest	$ 982.7		50,008.0		41,527.3		24,887.8
Adjustment to reconcile net income to net cash provided by operating activities
Provision for credit losses	154.0		7,837.3		9,621.9		18,193.9
Depreciation and amortization	109.8		5,588.7		5,138.6		4,133.7
Amortization of intangibles	45.8		2,328.9		2,558.6		3,769.5
Amortization of deferred acquisition costs	90.6		4,608.8		3,986.7		3,664.3
Amortization of premium (discount) on investments	6.4		324.1		1,698.5		3,760.6
Other than temporary impairment of investment	25.5		1,299.2		186.7		445.5
Provision for deferred income taxes	(38.3)	[1]	(1,950.0)	[1]	(1,207.1)	[1]	(1,318.3)	[1]
Share-based compensation expense	76.4		3,887.7		3,407.7		3,580.6
Net realized (gain) loss on sale of available for sale securities	25.8		1,315.1		(375.7)		(4,574.9)
(Gain) loss on disposal of property and equipment, net	(0.2)		(12.6)		8.8		(37.9)
Exchange (gain) loss	(60.6)		(3,089.5)		485.0		1,517.4
Net change in:
Investments held for trading	(851.0)		(43,305.8)		(10,058.1)		7,227.4
Accrued interest receivable	(135.3)		(6,885.6)		(5,987.0)		(525.3)
Other assets	(1,163.8)		(59,217.5)		2,563.2		29,916.1
Accrued interest payable	475.2		24,180.8		7,783.3		(13,261.7)
Accrued expense and other liabilities	993.6		50,574.7		(11,221.8)		27,685.7
Net cash provided by operating activities	736.6		37,492.3		50,116.6		109,064.4
Cash flows from investing activities:
Net change in term placements	(946.6)		(48,174.4)		(43,925.1)		(23,646.0)
Activity in available for sale securities:
Purchases	(10,876.6)		(553,510.4)		(365,974.2)		(231,417.2)
Proceeds from sales	178.4		9,078.8		32,172.5		162,692.6
Maturities, prepayments and calls	7,135.0		363,100.6		176,740.8		82,571.4
Net change in repurchase options and reverse repurchase options	(213.6)		(10,868.3)		80,000.0		5,497.2
Loans purchased	(1,125.2)		(57,263.2)		(65,074.6)		(72,747.8)
Repayments on loans purchased	811.6		41,302.5		28,245.7		23,836.4
Increase in loans originated, net of principal collections	(7,465.1)		(379,906.4)		(303,115.8)		(284,839.6)
Additions to property and equipment	(155.7)		(7,924.5)		(5,836.1)		(5,978.6)
Proceeds from sale or disposal of property and equipment	0.9		46.0		90.8		123.8
Net cash used in investing activities	(12,656.9)		(644,119.3)		(466,676.0)		(343,907.8)
Cash flows from financing activities:
Net increase in deposits	7,569.3		385,202.5		409,794.4		246,365.0
Net increase (decrease) in short-term borrowings	759.3		38,641.2		(21,185.6)		70,763.3
Proceeds from issue of shares by a subsidiary to noncontrolling interests	0.2		12.3		113.7		0
Proceeds from issuance of long-term debt	1,735.7		88,329.3		22,687.8		10,201.0
Repayment of long-term debt	(121.6)		(6,188.1)		(5,312.5)		(936.8)
Proceeds from issuance of equity shares for options exercised	104.2		5,302.8		8,281.6		5,559.7
Proceeds from issuance of warrants/equity shares on exercise of warrants	0		0		0		36,080.5
Payment of dividends and dividend tax	(175.8)		(8,947.6)		(6,440.9)		(4,985.8)
Net cash provided by financing activities	9,871.3		502,352.4		407,938.5		363,046.9
Effect of exchange rate changes on cash and cash equivalents	67.1		3,415.5		(35.5)		(1,869.4)
Net change in cash and cash equivalents	(1,981.9)		(100,859.1)		(8,656.4)		126,334.1
Cash and cash equivalents, beginning of year	5,677.0		288,902.1		297,558.5		171,224.4
Cash and cash equivalents, end of year	3,695.1		188,043.0		288,902.1		297,558.5
Supplementary cash flow information:
Interest paid	2,494.8		126,958.1		86,067.9		90,981.1
Income taxes paid	553.7		28,180.1		23,206.0		14,526.2
Non-cash investment activities
Payable for purchase of property and equipment	$ 6.1		311.6		533.9		221.9

[1]	Includes deferred income tax benefits on the amortization of intangible assets of Rs. 1,281.3 million, Rs. 919.1 million and Rs.805.1 million for fiscals 2010, 2011 and 2012, respectively.